Revenue from contracts with customers	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Disclosure of revenue [text block]
B.20. Revenue from contracts with customers
B.20.1. Analysis of net sales
The table below sets forth net sales for the six months ended June 30, 2025 and June 30, 2024:

(€ million)		Europe	United States	Other countries	June 30, 2025	Europe	United States	Other countries	June 30, 2024 (a)
Total Group		4,144	9,535	6,210	19,889	4,072	8,292	5,996	18,360
Immunology
of which	Dupixent	944	5,283	1,085	7,312	770	4,437	931	6,138
Rare diseases
of which	ALTUVIIIO	—	456	86	542	—	259	21	280
	Nexviazyme/Nexviadyme	132	195	60	387	95	174	51	320
	Cablivi	55	71	10	136	43	60	10	113
	Xenpozyme	44	47	19	110	24	37	11	72
Neurology
of which	Aubagio	40	76	22	138	95	96	18	209
Oncology
of which	Sarclisa	83	119	74	276	64	100	63	227
Other medicines
of which	Rezurock	23	220	20	263	12	188	7	207
	Tzield	1	27	1	29	1	20	—	21
Industrial sales		241	1	9	251	273	1	—	274
Vaccines
of which	Polio/Pertussis/ Hib Vaccines	223	320	818	1,361	248	311	789	1,348
	Meningitis, travel and endemics vaccines	96	319	194	609	97	301	185	583
	RSV vaccine (Beyfortus)	85	68	203	356	7	116	77	200
	Influenza Vaccines	52	54	108	214	30	16	142	188
Total net sales		4,144	9,535	6,210	19,889	4,072	8,292	5,996	18,360
(a)Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
B.20.2. Other revenues

(€ million)	June 30, 2025 (6 months)	June 30, 2024 (6 months)(a)
VaxServe sales of non-Sanofi products	842	854
Sales to Opella (b)	61	95
Royalties	68	62
Other(c)	275	341
Total Biopharma Other revenues	1,246	1,352
Sales / Revenues from Opella products(d)	206	177
Total Other revenues	1,452	1,529
(a)    Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b) Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note B.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS24 (see Note B.5.).
(c)    This line mainly comprises revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)    Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).